SUMMARY OF CHANGES IN RESTRICTED STOCK UNITS (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period	7,214,819
Number of RSUs outstanding, Ending of the period	6,716,797	7,214,819
Restricted stock units rsu [member]
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period	514,832	614,666
Vested	(1,072,595)	(448,660)
Issued	1,820,972	348,826
Forfeited	(64,334)
Number of RSUs outstanding, Ending of the period	1,198,875	514,832